Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended			7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended	18 Months Ended	30 Months Ended	42 Months Ended	54 Months Ended	66 Months Ended	78 Months Ended	90 Months Ended
		Jan. 06, 2025	Oct. 31, 2024	Oct. 18, 2024	Mar. 27, 2018	Jan. 31, 2025	Nov. 30, 2024	Feb. 28, 2025	Dec. 31, 2024	Mar. 31, 2025	Jan. 31, 2025	Apr. 30, 2025	Feb. 28, 2025	May 31, 2025	Mar. 31, 2025	Jun. 30, 2025	Apr. 30, 2025	Sep. 30, 2018	Jul. 31, 2025	May 31, 2025	Aug. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000253849
Account Value [Line Items]
Line Graph and Table Measure Name																											Vontobel U.S. Equity Fund, A Shares
Accumulated Value			$ 9,725	$ 10,000			$ 10,194		$ 9,796		$ 10,227		$ 10,186		$ 9,842		$ 9,928			$ 10,405		$ 10,669		$ 10,801	$ 10,939	$ 10,962
C000253850
Account Value [Line Items]
Line Graph and Table Measure Name																											Vontobel U.S. Equity Fund, Y Shares
Accumulated Value					$ 10,000													$ 11,160										$ 12,439	$ 14,114	$ 17,103	$ 14,407	$ 18,174	$ 22,804	$ 25,090
C000256674
Account Value [Line Items]
Line Graph and Table Measure Name																											Vontobel U.S. Equity Fund, Institutional Shares
Accumulated Value		$ 5,000,000				$ 5,198,482		$ 5,183,888		$ 5,008,757		$ 5,058,377		$ 5,306,480		$ 5,443,666			$ 5,516,637		$ 5,592,528		$ 5,607,122
S&P 500 Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]																										S&P 500 Index (USD) (NR)
Accumulated Value			$ 9,730	$ 10,000			$ 10,297		$ 10,048		$ 10,325		$ 10,187		$ 9,609		$ 9,541			$ 10,138		$ 10,650		$ 10,886	$ 11,103	$ 11,504
S&P 500 Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]																										S&P 500 Index (USD) (NR)
Accumulated Value					$ 10,000													$ 11,231										$ 11,637	$ 13,324	$ 17,244	$ 14,509	$ 17,557	$ 23,835	$ 27,920
S&P 500 Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]																										S&P 500 Index (USD) (NR)
Accumulated Value		$ 5,000,000				$ 5,056,702		$ 4,988,912		$ 4,706,017		$ 4,672,915		$ 4,965,055		$ 5,215,687			$ 5,331,527		$ 5,437,677		$ 5,634,232

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).